Derivative Instruments (Detail) (Not Designated as Hedging Instrument) In Thousands, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2012 Foreign currency contracts Other current assets USD ($)	Mar. 31, 2012 Foreign currency contracts Other current assets JPY (¥)	Mar. 31, 2011 Foreign currency contracts Other current assets JPY (¥)	Mar. 31, 2012 Foreign currency contracts Other current liabilities USD ($)	Mar. 31, 2012 Foreign currency contracts Other current liabilities JPY (¥)	Mar. 31, 2011 Foreign currency contracts Other current liabilities JPY (¥)
Assets
Derivative Assets	$ 1,573	¥ 129,000	¥ 45,000	$ 1,573	¥ 129,000	¥ 45,000
Liabilities
Derivative Liabilities	$ (3,427)	¥ (281,000)	¥ (433,000)				$ (3,427)	¥ (281,000)	¥ (433,000)